Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Under Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are presenting information that demonstrates the relationship between compensation actually paid, as computed under SEC rules, to our named executive officers and certain financial performance measures for the years ended December 31, 2023, 2022, 2021 and 2020. The compensation and HR committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown. For additional information about our performance-based pay philosophy and how we align executive compensation with Ironwood’s performance, please refer to the Compensation Discussion and Analysis section included elsewhere in this proxy statement.
Year	Summary Compensation Table Total for First PEO [Mark Mallon]		Summary Compensation Table Total for Second PEO [Thomas McCourt]	Compensation Actually Paid to First PEO [Mark Mallon]		Compensation Actually Paid to Second PEO [Thomas McCourt]	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in millions)	Adjusted EBITDA from Organic Business (in millions)
									Total Shareholder Return	Peer Group Total Shareholder Return
(a)	(b)(1)		(b)(1)	(c)(2)		(c)(2)	(d)(3)	(e)(4)	(f)(5)	(g)(6)	(h)(7)	(i)(8)
2023	$	N/A	$7,583,270	$	N/A	$4,632,286	$2,615,301	$1,967,644	$85.95	$115.42	$(1,031.56)	$267.64
2022	$	N/A	$7,893,266	$	N/A	$10,159,660	$2,305,695	$2,952,674	$93.09	$111.27	$175.07	$253.07
2021		$170,576	$8,810,004		$(8,684,142)	$9,733,970	$2,917,054	$2,581,189	$87.60	$124.89	$528.45	$253.97
2020		$6,821,113	$ N/A		$4,419,700	$ N/A	$2,496,976	$2,958,190	$85.57	$125.69	$106.18	$162.56

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Mallon, our former chief executive officer, and Mr. McCourt, our current chief executive officer, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to Summary Compensation Table elsewhere in this proxy statement for information on Mr. McCourt’s compensation. Mr. Mallon served as our chief executive officer during 2020 and 2021. Effective March 12, 2021, Mr. Mallon resigned from his position as chief executive officer and Mr. McCourt became interim chief executive officer and subsequently permanent chief executive officer effective June 2, 2021.

(2)
The dollar amounts reported in column (c) represent the “compensation actually paid” to the principal executive officers, or PEOs, Messrs. Mallon and McCourt, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Mallon and McCourt, as applicable, during the applicable years, and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise of equity awards, as applicable. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Messrs. Mallon’s and McCourt’s total compensation for each applicable year to determine the compensation actually paid:

Year	PEO Name	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2023	Thomas McCourt	$7,583,270	$(5,974,225)	$3,023,271	$4,632,286
2022	Thomas McCourt	$7,893,266	$(6,473,069)	$8,739,463	$10,159,660
2021	Mark Mallon	$170,576	$—	$(8,854,718)	$(8,684,142)
2021	Thomas McCourt	$8,810,004	$(7,236,498)	$8,160,464	$9,733,970
2020	Mark Mallon	$6,821,113	$(5,423,731)	$3,022,318	$4,419,700

(a)
Represents the deduction from the “Reported Summary Compensation Table Total for PEO” column for the total grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Equity values are calculated in accordance with ASC 718. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	PEO Name	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	Thomas McCourt	$6,203,423	$(2,858,574)	—	$(321,578)	$—	—	$3,023,271
2022	Thomas McCourt	$7,807,002	$1,076,844	—	$(144,383)	$—	—	$8,739,463
2021	Mark Mallon	$—	$—	—	$(241,452)	$(8,613,266)	—	$(8,854,718)
2021	Thomas McCourt	$8,164,222	$57,645	—	$(61,403)	$—	—	$8,160,464
2020	Mark Mallon	$4,811,824	$(1,031,283)	—	$(758,223)	$—	—	$3,022,318

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the company’s non-PEO named executive officers, or NEOs, as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Andrew Davis, Sravan Emany, John Minardo and Michael Shetzline; (ii) for 2022, Sravan Emany, John Minardo, Jason Rickard and Michael Shetzline; (iii) for 2021, Sravan Emany, John Minardo, Jason Rickard, Michael Shetzline and Gina Consylman; and (iv) for 2020, Gina Consylman, Thomas McCourt, Jason Rickard and Michael Shetzline.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Compensation Actually Paid to Non-PEO NEOs
2023	$2,615,301	$(1,762,026)	$1,114,369	$1,967,644
2022	$2,305,695	$(1,531,837)	$2,178,816	$2,952,674
2021	$2,917,054	$(2,332,567)	$1,996,702	$2,581,189
2020	$2,496,976	$(452,817)	$914,031	$2,958,190

(a)
Represents the deduction from the “Average Reported Summary Compensation Table Total for Non-PEO NEOs” column for the average total grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$1,829,617	$(633,278)	—	$(81,970)	—	—	$1,114,369
2022	$1,880,771	$329,381	—	$(31,337)	—	—	$2,178,816
2021	$2,563,358	$(434)	—	$(52,032)	$(514,190)	—	$1,996,702
2020	$1,512,719	$(402,588)	—	$(196,100)	—	—	$914,031

(5)
Cumulative TSR is calculated by dividing (i) the sum of (A) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (B) the difference between Ironwood’s share price at the end and the beginning of the measurement period, by (ii) Ironwood’s share price at the beginning of the measurement period.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq Biotechnology Index, our peer group used for purposes of Item 201(e) of Regulation S-K.

(7)
The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable year. Net income for the year ended December 31, 2021 included a $338 million non-cash, non-recurring income tax benefit related to the release of the valuation allowance against the majority of the company’s deferred tax assets in the second quarter of 2021. Net loss for the year ended December 31, 2023, included a non-recurring charge of approximately $1.1 billion related to acquired in-process research and development from the acquisition of VectivBio in the second quarter of 2023.

(8)
As required by Item 402(v) of Regulation S-K, we have determined that Adjusted EBITDA from organic business is the Company Selected Measure, as it is the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs to company performance for the most recently completed year. Adjusted EBITDA from organic business, which is a non-GAAP measure, is calculated by subtracting mark-to-market adjustments on derivatives related to the company’s 2022 convertible senior notes, restructuring expenses, net interest expense, income taxes, depreciation and amortization, revenue and expenses related to corporate development activities, and costs associated with a potential CNP-104 option exercise from GAAP net income. This metric and definition is consistent with Adjusted EBITDA from organic business used in the corporate performance goals scorecard, as described in the Compensation Discussion and Analysis included elsewhere in this proxy statement. We may change the Company Selected Measure from year to year, depending upon a number of factors relating to our business.

Company Selected Measure Name	Adjusted EBITDA from Organic Business
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Mallon, our former chief executive officer, and Mr. McCourt, our current chief executive officer, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to Summary Compensation Table elsewhere in this proxy statement for information on Mr. McCourt’s compensation. Mr. Mallon served as our chief executive officer during 2020 and 2021. Effective March 12, 2021, Mr. Mallon resigned from his position as chief executive officer and Mr. McCourt became interim chief executive officer and subsequently permanent chief executive officer effective June 2, 2021.
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the company’s non-PEO named executive officers, or NEOs, as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Andrew Davis, Sravan Emany, John Minardo and Michael Shetzline; (ii) for 2022, Sravan Emany, John Minardo, Jason Rickard and Michael Shetzline; (iii) for 2021, Sravan Emany, John Minardo, Jason Rickard, Michael Shetzline and Gina Consylman; and (iv) for 2020, Gina Consylman, Thomas McCourt, Jason Rickard and Michael Shetzline.

Peer Group Issuers, Footnote
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Nasdaq Biotechnology Index, our peer group used for purposes of Item 201(e) of Regulation S-K.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the “compensation actually paid” to the principal executive officers, or PEOs, Messrs. Mallon and McCourt, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Messrs. Mallon and McCourt, as applicable, during the applicable years, and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise of equity awards, as applicable. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Messrs. Mallon’s and McCourt’s total compensation for each applicable year to determine the compensation actually paid:

Year	PEO Name	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2023	Thomas McCourt	$7,583,270	$(5,974,225)	$3,023,271	$4,632,286
2022	Thomas McCourt	$7,893,266	$(6,473,069)	$8,739,463	$10,159,660
2021	Mark Mallon	$170,576	$—	$(8,854,718)	$(8,684,142)
2021	Thomas McCourt	$8,810,004	$(7,236,498)	$8,160,464	$9,733,970
2020	Mark Mallon	$6,821,113	$(5,423,731)	$3,022,318	$4,419,700

(a)
Represents the deduction from the “Reported Summary Compensation Table Total for PEO” column for the total grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Equity values are calculated in accordance with ASC 718. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	PEO Name	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	Thomas McCourt	$6,203,423	$(2,858,574)	—	$(321,578)	$—	—	$3,023,271
2022	Thomas McCourt	$7,807,002	$1,076,844	—	$(144,383)	$—	—	$8,739,463
2021	Mark Mallon	$—	$—	—	$(241,452)	$(8,613,266)	—	$(8,854,718)
2021	Thomas McCourt	$8,164,222	$57,645	—	$(61,403)	$—	—	$8,160,464
2020	Mark Mallon	$4,811,824	$(1,031,283)	—	$(758,223)	$—	—	$3,022,318

Non-PEO NEO Average Total Compensation Amount	$ 2,615,301	$ 2,305,695	$ 2,917,054	$ 2,496,976
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,967,644	2,952,674	2,581,189	2,958,190
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the non-PEO NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Compensation Actually Paid to Non-PEO NEOs
2023	$2,615,301	$(1,762,026)	$1,114,369	$1,967,644
2022	$2,305,695	$(1,531,837)	$2,178,816	$2,952,674
2021	$2,917,054	$(2,332,567)	$1,996,702	$2,581,189
2020	$2,496,976	$(452,817)	$914,031	$2,958,190

(a)
Represents the deduction from the “Average Reported Summary Compensation Table Total for Non-PEO NEOs” column for the average total grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$1,829,617	$(633,278)	—	$(81,970)	—	—	$1,114,369
2022	$1,880,771	$329,381	—	$(31,337)	—	—	$2,178,816
2021	$2,563,358	$(434)	—	$(52,032)	$(514,190)	—	$1,996,702
2020	$1,512,719	$(402,588)	—	$(196,100)	—	—	$914,031

Compensation Actually Paid vs. Total Shareholder Return
Comparison of  “Compensation Actually Paid” to Cumulative TSR
The “compensation actually paid” in the graph below reflects Mr. Mallon’s CAP in 2020, Mr. McCourt’s CAP in 2022 and 2023, and, for purposes of a graphical representation, a weighted average CAP for both for 2021, or Average PEO CAP. The graph below demonstrates the “compensation actually paid” amounts shown for our PEOs, Messrs. Mallon and McCourt, as applicable, is generally aligned with the company’s cumulative TSR over the four years presented in the Pay versus Performance Table above. The alignment of compensation actually paid with the company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to the NEOs is comprised of equity awards. As described in more detail in the Compensation Discussion and Analysis section included elsewhere in this proxy statement, in 2023, approximately 79% of the value of total compensation awarded to our CEO and 68% of the value of total compensation awarded to the other NEOs consists of equity awards, including RSU and PSU awards.

Compensation Actually Paid vs. Net Income
Comparison of  “Compensation Actually Paid” to Net Income (Loss)
The graph below reflects the relationship between the Average PEO CAP and average other NEOs CAP and the company’s net income for the years ended December 31, 2020, 2021, 2022 and 2023. Net income for the year ended December 31, 2021, included a $338 million non-cash, non-recurring income tax benefit related to the release of the valuation allowance against the majority of the company’s deferred tax assets in the second quarter of 2021. Net loss for the year ended December 31, 2023, included a non-recurring charge of approximately $1.1 billion related to acquired in-process research and development from the acquisition of VectivBio in the second quarter of 2023. The company does not use net income as a performance metric in its compensation program to determine named executive officers’ compensation.

Compensation Actually Paid vs. Company Selected Measure
Comparison of  “Compensation Actually Paid” to Company-Selected Measure (Adjusted EBITDA from Organic Business)
The graph below reflects the relationship between the Average PEO CAP and average Other NEOs CAP and the company’s Adjusted EBITDA from organic business, which is the Company Selected Measure, for the years ended December 31, 2020, 2021, 2022 and 2023:

Total Shareholder Return Vs Peer Group
Comparison of Ironwood Cumulative TSR to Peer Group Cumulative TSR
The graph below shows our cumulative TSR over the four-year period ending December 31, 2023, as compared to the Nasdaq Biotechnology Index, which reflects the company’s industry sector and is also the peer group used in our Annual Report on Form 10-K.

Tabular List, Table
Company Performance Metrics
As described in more detail in the Compensation Discussion and Analysis section included elsewhere in this proxy statement, the performance measures we use in our compensation program are weighted toward long-term equity incentive compensation as opposed to short-term or cash-based compensation. We believe this better aligns the interests of our named executive officers and our stockholders and serves to focus further our named executive officers on the creation of long-term stockholder value. As required by Item 402(v) of Regulation S-K, we have identified the following financial performance measures as being the most important in linking actual compensation paid to executives to our performance.
Most Important Performance Measures
Adjusted EBITDA from Organic Business
LINZESS U.S. Net Sales
Revenue
Total Stockholder Return

Total Shareholder Return Amount	$ 85.95	93.09	87.6	85.57
Peer Group Total Shareholder Return Amount	115.42	111.27	124.89	125.69
Net Income (Loss)	$ (1,031,560,000)	$ 175,070,000.00	$ 528,450,000	$ 106,180,000
Company Selected Measure Amount	267,640,000	253,070,000.00	253,970,000	162,560,000
PEO Name	Mr. McCourt
Income Tax Expense (Benefit)			$ 338,000,000
Research and Development Expense	$ 1,100,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA from Organic Business
Non-GAAP Measure Description
(8)
As required by Item 402(v) of Regulation S-K, we have determined that Adjusted EBITDA from organic business is the Company Selected Measure, as it is the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs to company performance for the most recently completed year. Adjusted EBITDA from organic business, which is a non-GAAP measure, is calculated by subtracting mark-to-market adjustments on derivatives related to the company’s 2022 convertible senior notes, restructuring expenses, net interest expense, income taxes, depreciation and amortization, revenue and expenses related to corporate development activities, and costs associated with a potential CNP-104 option exercise from GAAP net income. This metric and definition is consistent with Adjusted EBITDA from organic business used in the corporate performance goals scorecard, as described in the Compensation Discussion and Analysis included elsewhere in this proxy statement. We may change the Company Selected Measure from year to year, depending upon a number of factors relating to our business.

Measure:: 2
Pay vs Performance Disclosure
Name	LINZESS U.S. Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Total Stockholder Return
Thomas McCourt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,583,270	$ 7,893,266	8,810,004
PEO Actually Paid Compensation Amount	4,632,286	10,159,660	9,733,970
Mark Mallon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			170,576	$ 6,821,113
PEO Actually Paid Compensation Amount			(8,684,142)	4,419,700
PEO | Thomas McCourt [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,974,225)	(6,473,069)	(7,236,498)
PEO | Thomas McCourt [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,023,271	8,739,463	8,160,464
PEO | Thomas McCourt [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,203,423	7,807,002	8,164,222
PEO | Thomas McCourt [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,858,574)	1,076,844	57,645
PEO | Thomas McCourt [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Thomas McCourt [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(321,578)	(144,383)	(61,403)
PEO | Thomas McCourt [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Thomas McCourt [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mark Mallon [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,423,731)
PEO | Mark Mallon [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,854,718)	3,022,318
PEO | Mark Mallon [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,811,824
PEO | Mark Mallon [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,031,283)
PEO | Mark Mallon [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mark Mallon [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(241,452)	(758,223)
PEO | Mark Mallon [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,613,266)
PEO | Mark Mallon [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,762,026)	(1,531,837)	(2,332,567)	(452,817)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,114,369	2,178,816	1,996,702	914,031
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,829,617	1,880,771	2,563,358	1,512,719
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(633,278)	329,381	(434)	(402,588)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(81,970)	(31,337)	(52,032)	(196,100)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(514,190)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount